LOANS (Tables)	12 Months Ended
Dec. 31, 2015
Loans receivable
Schedule of loans
The following table presents information by corporate loan type:

In millions of dollars	December 31, 2015	December 31, 2014
In U.S. offices
Commercial and industrial	$41,147	$35,055
Financial institutions	36,396	36,272
Mortgage and real estate(1)	37,565	32,537
Installment, revolving credit and other	33,374	29,207
Lease financing	1,780	1,758
	$150,262	$134,829
In offices outside the U.S.
Commercial and industrial	$82,358	$83,206
Financial institutions	28,704	33,269
Mortgage and real estate(1)	5,106	6,031
Installment, revolving credit and other	20,853	19,259
Lease financing	303	419
Governments and official institutions	4,911	2,236
	$142,235	$144,420
Total corporate loans	$292,497	$279,249
Net unearned income	(665)	(557)
Corporate loans, net of unearned income	$291,832	$278,692

(1)	Loans secured primarily by real estate.

Schedule of loan delinquency and non-accrual details
Corporate Loan Delinquency and Non-Accrual Details at December 31, 2015

In millions of dollars	30–89 days past due and accruing(1)	≥ 90 days past due and accruing(1)	Total past due and accruing	Total non-accrual(2)	Total current(3)	Total loans (4)
Commercial and industrial	$87	$4	$91	$1,071	$118,465	$119,627
Financial institutions	16	—	16	173	64,128	64,317
Mortgage and real estate	137	7	144	232	42,095	42,471
Leases	—	—	—	76	2,006	2,082
Other	29	—	29	44	58,286	58,359
Loans at fair value						4,971
Purchased distressed loans						5
Total	$269	$11	$280	$1,596	$284,980	$291,832

Corporate Loan Delinquency and Non-Accrual Details at December 31, 2014

In millions of dollars	30–89 days past due and accruing(1)	≥ 90 days past due and accruing(1)	Total past due and accruing	Total non-accrual(2)	Total current(3)	Total loans (4)
Commercial and industrial	$50	$—	$50	$594	$113,709	$114,353
Financial institutions	2	—	2	250	67,580	67,832
Mortgage and real estate	86	—	86	252	38,135	38,473
Leases	—	—	—	51	2,125	2,176
Other	49	1	50	55	49,844	49,949
Loans at fair value						5,858
Purchased distressed loans						51
Total	$187	$1	$188	$1,202	$271,393	$278,692

(1)	Corporate loans that are 90 days past due are generally classified as non-accrual. Corporate loans are considered past due when principal or interest is contractually due but unpaid.

(2)
Non-accrual loans generally include those loans that are ≥ 90 days past due or those loans for which Citi believes, based on actual experience and a forward-looking assessment of the collectability of the loan in full, that the payment of interest or principal is doubtful.

(3)	Corporate loans are past due when principal or interest is contractually due but unpaid. Loans less than 30 days past due are presented as current.

(4)	Total loans include loans at fair value, which are not included in the various delinquency columns.

Schedule of loans credit quality indicators
Corporate Loans Credit Quality Indicators

	Recorded investment in loans(1)
In millions of dollars	December 31, 2015	December 31, 2014
Investment grade(2)
Commercial and industrial	$85,893	$84,820
Financial institutions	53,522	56,154
Mortgage and real estate	18,869	16,068
Leases	1,660	1,669
Other	51,449	46,284
Total investment grade	$211,393	$204,995
Non-investment grade(2)
Accrual
Commercial and industrial	$32,726	$29,003
Financial institutions	10,622	11,429
Mortgage and real estate	2,800	3,587
Leases	282	393
Other	6,867	3,609
Non-accrual
Commercial and industrial	1,071	594
Financial institutions	173	250
Mortgage and real estate	232	252
Leases	76	51
Other	44	55
Total non-investment grade	$54,893	$49,223
Private bank loans managed on a delinquency basis(2)	$20,575	$18,616
Loans at fair value	4,971	5,858
Corporate loans, net of unearned income	$291,832	$278,692

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount, less any direct write-downs.

(2)	Held-for-investment loans are accounted for on an amortized cost basis.

Schedule of impaired loans
The following tables present non-accrual loan information by corporate loan type and interest income recognized on non-accrual corporate loans:
Non-Accrual Corporate Loans

	At and for the year ended December 31, 2015
In millions of dollars	Recorded investment(1)	Unpaid principal balance	Related specific allowance	Average carrying value(2)	Interest income recognized(3)
Non-accrual corporate loans
Commercial and industrial	$1,071	$1,224	$246	$859	$7
Financial institutions	173	196	10	194	—
Mortgage and real estate	232	336	21	240	4
Lease financing	76	76	54	62	—
Other	44	114	32	39	—
Total non-accrual corporate loans	$1,596	$1,946	$363	$1,394	$11

	At and for the year ended December 31, 2014
In millions of dollars	Recorded investment(1)	Unpaid principal balance	Related specific allowance	Average carrying value(2)	Interest income recognized(3)
Non-accrual corporate loans
Commercial and industrial	$594	$863	$155	$685	$32
Financial institutions	250	262	7	278	4
Mortgage and real estate	252	287	24	263	8
Lease financing	51	53	29	85	—
Other	55	68	21	60	3
Total non-accrual corporate loans	$1,202	$1,533	$236	$1,371	$47

	December 31, 2015		December 31, 2014
In millions of dollars	Recorded investment(1)	Related specific allowance	Recorded investment(1)	Related specific allowance
Non-accrual corporate loans with valuation allowances
Commercial and industrial	$571	$246	$243	$155
Financial institutions	18	10	37	7
Mortgage and real estate	60	21	70	24
Lease financing	75	54	47	29
Other	40	32	55	21
Total non-accrual corporate loans with specific allowance	$764	$363	$452	$236
Non-accrual corporate loans without specific allowance
Commercial and industrial	$500		$351
Financial institutions	155		213
Mortgage and real estate	172		182
Lease financing	1		4
Other	4		—
Total non-accrual corporate loans without specific allowance	$832	N/A	$750	N/A

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount, less any direct write-downs.

(2)	Average carrying value represents the average recorded investment balance and does not include related specific allowance.

(3)	Interest income recognized for the year ended December 31, 2013 was $43 million.
N/A Not Applicable

Schedule of troubled debt restructurings
Corporate Troubled Debt Restructurings

The following table presents corporate TDR activity at and for the year ended December 31, 2015:

In millions of dollars	Carrying Value	TDRs involving changes in the amount and/or timing of principal payments(1)	TDRs involving changes in the amount and/or timing of interest payments(2)	TDRs involving changes in the amount and/or timing of both principal and interest payments
Commercial and industrial	$120	$67	$—	$53
Mortgage and real estate	47	3	—	44
Total	$167	$70	$—	$97

(1)
TDRs involving changes in the amount or timing of principal payments may involve principal forgiveness or deferral of periodic and/or final principal payments. Because forgiveness of principal is rare for commercial loans, modifications typically have little to no impact on the loans’ projected cash flows and thus little to no impact on the allowance established for the loans.  Charge-offs for amounts deemed uncollectable may be recorded at the time of the restructuring or may have already been recorded in prior periods such that no charge-off is required at the time of the modification.

(2)	TDRs involving changes in the amount or timing of interest payments may involve a below-market interest rate.

The following table presents corporate TDR activity at and for the year ended December 31, 2014:

In millions of dollars	Carrying Value	TDRs involving changes in the amount and/or timing of principal payments(1)	TDRs involving changes in the amount and/or timing of interest payments(2)	TDRs involving changes in the amount and/or timing of both principal and interest payments
Commercial and industrial	$48	$30	$17	$1
Mortgage and real estate	8	5	1	2
Total	$56	$35	$18	$3

(1)
TDRs involving changes in the amount or timing of principal payments may involve principal forgiveness or deferral of periodic and/or final principal payments. Because forgiveness of principal is rare for commercial loans, modifications typically have little to no impact on the loans’ projected cash flows and thus little to no impact on the allowance established for the loans.  Charge-offs for amounts deemed uncollectable may be recorded at the time of the restructuring or may have already been recorded in prior periods such that no charge-off is required at the time of the modification.

(2)	TDRs involving changes in the amount or timing of interest payments may involve a below-market interest rate.

Schedule of troubled debt restructuring loans that defaulted
The changes in the accretable yield, related allowance and carrying amount net of accretable yield were as follows:

In millions of dollars	Accretable yield	Carrying amount of loan receivable	Allowance
Balance at December 31, 2013	$107	$703	$113
Purchases(1)	$1	$46	$—
Disposals/payments received	(6)	(307)	(15)
Accretion	(24)	24	—
Builds (reductions) to the allowance	(36)	—	(27)
Increase to expected cash flows	23	—	—
FX translation/other	(9)	(45)	(11)
Balance at December 31, 2014(2)	$56	$421	$60
Purchases(1)	$3	$54	$—
Disposals/payments received	(5)	(162)	(9)
Accretion	(13)	13	—
Builds (reductions) to the allowance	—	—	9
Increase to expected cash flows	1	—	—
FX translation/other	(9)	(76)	(44)
Balance at December 31, 2015(2)	$33	$250	$16

(1)
The balance reported in the column “Carrying amount of loan receivable” consists of $54 million and $46 million in 2015 and 2014, respectively, of purchased loans accounted for under the level-yield method. No purchased loans were accounted for under the cost-recovery method. These balances represent the fair value of these loans at their acquisition date. The related total expected cash flows for the level-yield loans at their acquisition dates were $56 million and $46 million in 2015 and 2014, respectively.

(2) The balance reported in the column “Carrying amount of loan receivable” consists of $245 million and $413 million of loans accounted for under the level-yield method and $5 million and $8 million accounted for under the cost-recovery method in 2015 and 2014, respectively.

The following table presents total corporate loans modified in a TDR as well as those TDRs that defaulted and for which the payment default occurred within one year of a permanent modification. Default is defined as 60 days past due, except for classifiably managed commercial markets loans, where default is defined as 90 days past due.

In millions of dollars	TDR balances at December 31, 2015	TDR loans in payment default during the year ended December 31, 2015	TDR balances at December 31, 2014	TDR loans in payment default during the year ended December 31, 2014
Commercial and industrial	$135	$—	$117	$—
Loans to financial institutions	5	1	—	—
Mortgage and real estate	138	—	107	—
Other	308	—	355	—
Total(1)	$586	$1	$579	$—

(1)	The above tables reflect activity for loans outstanding as of the end of the reporting period that were considered TDRs.

Consumer
Loans receivable
Schedule of loans
The following table provides information by loan type for the periods indicated:

	December 31,
In millions of dollars	2015	2014
In U.S. offices
Mortgage and real estate(1)	$80,281	$96,533
Installment, revolving credit, and other	3,480	14,450
Cards	112,800	112,982
Commercial and industrial	6,407	5,895
	$202,968	$229,860
In offices outside the U.S.
Mortgage and real estate(1)	$47,062	$54,462
Installment, revolving credit, and other	29,480	31,128
Cards	27,342	32,032
Commercial and industrial	17,741	18,594
Lease financing	362	546
	$121,987	$136,762
Total consumer loans	$324,955	$366,622
Net unearned income	$830	(679)
Consumer loans, net of unearned income	$325,785	$365,943

(1)	Loans secured primarily by real estate.

Schedule of loan delinquency and non-accrual details
The following tables provide details on Citigroup’s consumer loan delinquency and non-accrual loans:
Consumer Loan Delinquency and Non-Accrual Details at December 31, 2015

In millions of dollars	Total current(1)(2)	30–89 days past due(3)	≥ 90 days past due(3)	Past due government guaranteed(4)	Total loans(2)	Total non-accrual	90 days past due and accruing
In North America offices
Residential first mortgages	$53,146	$846	$564	$2,318	$56,874	$1,216	$1,997
Home equity loans(5)	22,335	136	277	—	22,748	1,017	—
Credit cards	110,814	1,296	1,243	—	113,353	—	1,243
Installment and other	4,576	80	33	—	4,689	56	2
Commercial market loans	8,241	16	61	—	8,318	222	17
Total	$199,112	$2,374	$2,178	$2,318	$205,982	$2,511	$3,259
In offices outside North America
Residential first mortgages	$39,551	$240	$175	$—	$39,966	$388	$—
Credit cards	25,698	477	442	—	26,617	261	278
Installment and other	27,664	317	220	—	28,201	226	—
Commercial market loans	24,764	46	31	—	24,841	247	—
Total	$117,677	$1,080	$868	$—	$119,625	$1,122	$278
Total GCB and Citi Holdings consumer	$316,789	$3,454	$3,046	$2,318	$325,607	$3,633	$3,537
Other(6)	164	7	7	—	178	25	—
Total Citigroup	$316,953	$3,461	$3,053	$2,318	$325,785	$3,658	$3,537

(1)	Loans less than 30 days past due are presented as current.

(2)	Includes $34 million of residential first mortgages recorded at fair value.

(3)	Excludes loans guaranteed by U.S. government-sponsored entities.

(4)	Consists of residential first mortgages that are guaranteed by U.S. government-sponsored entities that are 30–89 days past due of $0.3 billion and 90 days or more past due of $2.0 billion.

(5)	Fixed-rate home equity loans and loans extended under home equity lines of credit, which are typically in junior lien positions.

(6)	Represents loans classified as consumer loans on the Consolidated Balance Sheet that are not included in the Citi Holdings consumer credit metrics.
Consumer Loan Delinquency and Non-Accrual Details at December 31, 2014

In millions of dollars	Total current(1)(2)	30–89 days past due(3)	≥ 90 days past due(3)	Past due government guaranteed(4)	Total loans(2)	Total non-accrual	90 days past due and accruing
In North America offices
Residential first mortgages	$61,730	$1,280	$1,371	$3,443	$67,824	$2,746	$2,759
Home equity loans(5)	27,262	335	520	—	28,117	1,271	—
Credit cards	111,441	1,316	1,271	—	114,028	—	1,273
Installment and other	12,680	229	284	—	13,193	282	3
Commercial market loans	8,611	31	13	—	8,655	107	15
Total	$221,724	$3,191	$3,459	$3,443	$231,817	$4,406	$4,050
In offices outside North America
Residential first mortgages	$44,747	$312	$223	$—	$45,282	$454	$—
Credit cards	30,132	596	548	—	31,276	374	322
Installment and other	28,944	366	365	—	29,675	266	—
Commercial market loans	27,548	49	37	—	27,634	375	—
Total	$131,371	$1,323	$1,173	$—	$133,867	$1,469	$322
Total GCB and Citi Holdings	$353,095	$4,514	$4,632	$3,443	$365,684	$5,875	$4,372
Other(6)	238	10	11	—	259	30	—
Total Citigroup	$353,333	$4,524	$4,643	$3,443	$365,943	$5,905	$4,372

(1)	Loans less than 30 days past due are presented as current.

(2)	Includes $43 million of residential first mortgages recorded at fair value.

(3)	Excludes loans guaranteed by U.S. government-sponsored entities.

(4)	Consists of residential first mortgages that are guaranteed by U.S. government-sponsored entities that are 30–89 days past due of $0.6 billion and 90 days or more past due of $2.8 billion.

(5)	Fixed-rate home equity loans and loans extended under home equity lines of credit, which are typically in junior lien positions.

(6)	Represents loans classified as consumer loans on the Consolidated Balance Sheet that are not included in the Citi Holdings consumer credit metrics.

Schedule of loans credit quality indicators
The following tables provide details on the FICO scores attributable to Citi’s U.S. consumer loan portfolio as of December 31, 2015 and 2014 (commercial market loans are not included in the table since they are business based and FICO scores are not a primary driver in their credit evaluation). FICO scores are updated monthly for substantially all of the portfolio or, otherwise, on a quarterly basis for the remaining portfolio.

FICO score distribution in U.S. portfolio(1)(2)	December 31, 2015
In millions of dollars	Less than 620	≥ 620 but less than 660	Equal to or greater than 660
Residential first mortgages	$3,483	$3,036	$45,047
Home equity loans	2,067	1,782	17,837
Credit cards	7,341	10,072	93,194
Installment and other	337	270	2,662
Total	$13,228	$15,160	$158,740

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to long-term standby commitments (LTSCs) with U.S. government-sponsored entities and loans recorded at fair value.

(2)	Excludes balances where FICO was not available. Such amounts are not material.

FICO score distribution in U.S. portfolio(1)(2)	December 31, 2014
In millions of dollars	Less than 620	≥ 620 but less than 660	Equal to or greater than 660
Residential first mortgages	$8,911	$5,463	$45,783
Home equity loans	3,257	2,456	20,957
Credit cards	7,647	10,296	92,877
Installment and other	4,015	2,520	5,150
Total	$23,830	$20,735	$164,767

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to LTSCs with U.S. government-sponsored entities and loans recorded at fair value.

(2)	Excludes balances where FICO was not available. Such amounts are not material.

Schedule of impaired loans
The following tables present information about total impaired consumer loans and for interest income recognized on impaired consumer loans:

	At and for the year ended December 31, 2015
In millions of dollars	Recorded investment(1)(2)	Unpaid principal balance	Related specific allowance(3)	Average carrying value(4)	Interest income recognized(5)
Mortgage and real estate
Residential first mortgages	$6,038	$6,610	$739	$8,932	$439
Home equity loans	1,399	1,972	406	1,778	64
Credit cards	1,950	1,986	604	2,079	179
Installment and other
Individual installment and other	464	519	197	449	33
Commercial market loans	339	567	100	361	13
Total	$10,190	$11,654	$2,046	$13,599	$728

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount and direct write-downs and includes accrued interest only on credit card loans.

(2)	$1,151 million of residential first mortgages, $459 million of home equity loans and $86 million of commercial market loans do not have a specific allowance.
(3) Included in the Allowance for loan losses.
(4) Average carrying value represents the average recorded investment ending balance for the last four quarters and does not include the related specific allowance.
(5) Includes amounts recognized on both an accrual and cash basis.

	At and for the year ended December 31, 2014
In millions of dollars	Recorded investment(1)(2)	Unpaid principal balance	Related specific allowance(3)	Average carrying value(4)	Interest income recognized(5)(6)
Mortgage and real estate
Residential first mortgages	$13,551	$14,387	$1,920	$15,389	$690
Home equity loans	2,029	2,674	602	2,075	74
Credit cards	2,407	2,447	877	2,732	196
Installment and other
Individual installment and other	948	963	424	975	124
Commercial market loans	411	579	88	368	22
Total	$19,346	$21,050	$3,911	$21,539	$1,106

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount and direct write-downs and includes accrued interest only on credit card loans.

(2)	$1,896 million of residential first mortgages, $554 million of home equity loans and $158 million of commercial market loans do not have a specific allowance.

(3)	Included in the Allowance for loan losses.

(4)	Average carrying value represents the average recorded investment ending balance for the last four quarters and does not include the related specific allowance.
(5) Includes amounts recognized on both an accrual and cash basis.
(6) Interest income recognized for the year ended December 31, 2013 was $1,280 million.

Schedule of troubled debt restructurings
The following tables present consumer TDRs occurring:

	At and for the year ended December 31, 2015
In millions of dollars except number of loans modified	Number of loans modified	Post- modification recorded investment(1)(2)	Deferred principal(3)	Contingent principal forgiveness(4)	Principal forgiveness(5)	Average interest rate reduction
North America
Residential first mortgages	9,487	$1,282	$9	$4	$25	1%
Home equity loans	4,317	157	1	—	3	2
Credit cards	188,502	771	—	—	—	16
Installment and other revolving	4,287	37	—	—	—	13
Commercial markets(6)	300	47	—	—	—	—
Total(8)	206,893	$2,294	$10	$4	$28
International
Residential first mortgages	3,918	$104	$—	$—	$—	—%
Credit cards	142,851	374	—	—	7	13
Installment and other revolving	65,895	280	—	—	5	5
Commercial markets(6)	239	87	—	—	—	1
Total(8)	212,903	$845	$—	$—	$12

	At and for the year ended December 31, 2014
In millions of dollars except number of loans modified	Number of loans modified	Post- modification recorded investment(1)(7)	Deferred principal(3)	Contingent principal forgiveness(4)	Principal forgiveness(5)	Average interest rate reduction
North America
Residential first mortgages	20,114	$2,478	$52	$36	$16	1%
Home equity loans	7,444	279	3	—	14	2
Credit cards	185,962	808	—	—	—	15
Installment and other revolving	46,838	351	—	—	—	7
Commercial markets(6)	191	35	—	—	1	—
Total(8)	260,549	$3,951	$55	$36	$31
International
Residential first mortgages	3,217	$114	$—	$—	$1	1%
Credit cards	139,128	447	—	—	9	13
Installment and other revolving	61,563	292	—	—	7	9
Commercial markets(6)	346	200	—	—	—	—
Total(8)	204,254	$1,053	$—	$—	$17

(1)	Post-modification balances include past due amounts that are capitalized at the modification date.

(2)
Post-modification balances in North America include $209 million of residential first mortgages and $55 million of home equity loans to borrowers who have gone through Chapter 7 bankruptcy in the year ended December 31, 2015. These amounts include $126 million of residential first mortgages and $47 million of home equity loans that were newly classified as TDRs during 2015, based on previously received OCC guidance.

(3)
Represents portion of contractual loan principal that is non-interest bearing but still due from the borrower. Such deferred principal is charged off at the time of permanent modification to the extent that the related loan balance exceeds the underlying collateral value.

(4)	Represents portion of contractual loan principal that is non-interest bearing and, depending upon borrower performance, eligible for forgiveness.

(5)	Represents portion of contractual loan principal that was forgiven at the time of permanent modification.
(6) Commercial markets loans are generally borrower-specific modifications and incorporate changes in the amount and/or timing of principal and/or interest.
(7) Post-modification balances in North America include $322 million of residential first mortgages and $80 million of home equity loans to borrowers who have gone through Chapter 7 bankruptcy in the year ended December 31, 2014. These amounts include $179 million of residential first mortgages and $69 million of home equity loans that were newly classified as TDRs during 2014, based on previously received OCC guidance.
(8) The above tables reflect activity for loans outstanding as of the end of the reporting period that were considered TDRs.

Schedule of troubled debt restructuring loans that defaulted
The following table presents consumer TDRs that defaulted for which the payment default occurred within one year of a permanent modification. Default is defined as 60 days past due, except for classifiably managed commercial markets loans, where default is defined as 90 days past due.

In millions of dollars	2015	2014
North America
Residential first mortgages	$420	$715
Home equity loans	38	72
Credit cards	187	194
Installment and other revolving	8	95
Commercial markets	9	9
Total	$662	$1,085
International
Residential first mortgages	$22	$24
Credit cards	141	217
Installment and other revolving	88	104
Commercial markets	28	105
Total	$279	$450

Mortgage and real estate
Loans receivable
Schedule of loans credit quality indicators
The following tables provide details on the LTV ratios attributable to Citi’s U.S. consumer mortgage portfolios. LTV ratios are updated monthly using the most recent Core Logic Home Price Index data available for substantially all of the portfolio applied at the Metropolitan Statistical Area level, if available, or the state level if not. The remainder of the portfolio is updated in a similar manner using the Federal Housing Finance Agency indices.

LTV distribution in U.S. portfolio(1)(2)	December 31, 2015
In millions of dollars	Less than or equal to 80%	> 80% but less than or equal to 100%	Greater than 100%
Residential first mortgages	$46,559	$4,478	$626
Home equity loans	13,904	5,147	2,527
Total	$60,463	$9,625	$3,153

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to LTSCs with U.S. government-sponsored entities and loans recorded at fair value.

(2)	Excludes balances where LTV was not available. Such amounts are not material.

LTV distribution in U.S. portfolio(1)(2)	December 31, 2014
In millions of dollars	Less than or equal to 80%	> 80% but less than or equal to 100%	Greater than 100%
Residential first mortgages	$48,163	$9,480	$2,670
Home equity loans	14,638	7,267	4,641
Total	$62,801	$16,747	$7,311

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to LTSCs with U.S. government-sponsored entities and loans recorded at fair value.

(2)	Excludes balances where LTV was not available. Such amounts are not material.